Business Acquisition (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2016	May 01, 2017
Business acquisition revenue	$ 375,000
Ownership percentage		90.00%
Big Bottom Distilling, LLC [Member]
Business acquisition revenue	$ 201,000
Ownership percentage		90.00%